ACQUISITION (Details 4) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition [Line Items]
Sales	$ 1,364.0	$ 535.4	$ 2,712.2	$ 1,053.4
Income (loss) before taxes	(23.6)	$ 63.7	(79.0)	$ 83.3
DCP Business
Business Acquisition [Line Items]
Sales	1,470.4		2,909.4
Income (loss) before taxes	$ 9.6		$ (29.1)
Net Income (Loss) Per Common Share, Basic	$ 0.06		$ (0.18)
Net Income (Loss) Per Common Share, Diluted	$ 0.06		$ (0.18)